Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
14.	Subsequent Events

In January 2022, the Company entered into a note payable agreement for $1,599 at an interest rate of 1.30% per annum to repurchase Incentive Units from a former employee. The note matures on January 14, 2026. The loan is payable in four annual installments of principal commencing on January 14, 2023.

In January 2022, the Company borrowed $5,000 under the Promissory Note.

BRC Inc., a Delaware public benefit corporation (for purposes of this section, “PubCo”), previously entered into a Business Combination Agreement, dated as of November 2, 2021, as amended by the First Amendment to Business Combination Agreement, dated as of January 4, 2022 (as so amended, the “Business Combination Agreement”), each by and among PubCo, SilverBox Engaged Merger Corp I, a Delaware corporation (“SilverBox”), the Company and other parties thereto. On February 9, 2022, as contemplated by the Business Combination Agreement, a series of transactions (the “Transaction”) were completed for an estimated value of $1,839,815 . As a result of the Transaction, the following events occurred:

●	(a) Each share of SilverBox’s Class A common stock (the “SilverBox Class A Common Stock”), outstanding immediately prior to the effectiveness of the Transaction converted into one share of PubCo’s Class A common stock, (the “PubCo Class A Common Stock”), or an aggregate of 7,629,317 shares of PubCo Class A Common Stock with an aggregate value of $76,293 (at a deemed value of $10.00 per share); (b) each share of SilverBox’s Class C common stock (the “SilverBox Class C Common Stock”), outstanding immediately prior to the effectiveness of the Transaction converted into one share of PubCo Class A Common Stock, or an aggregate of 30,000,000 shares of PubCo Class A Common Stock with an aggregate value of $300,000 (at a deemed value of $10.00 per share), (c) each share of SilverBox’s Class B common stock, (the “SilverBox Class B Common Stock”), outstanding immediately prior to the effectiveness of the Transaction converted into the right to receive a combination of shares of PubCo Class A Common Stock, or an aggregate of 5,244,993 shares of PubCo Class A Common Stock with an aggregate value of $52,450 (at a deemed value of $10.00 per share), and PubCo’s Class C common stock, (the “PubCo Class C Common Stock”), which is subject to performance-based vesting conditions, or an aggregate of 1,241,250 shares of PubCo Class C Common Stock with an aggregate value of $12,413 (at a deemed value of $10.00 per share), and (d) each warrant of SilverBox outstanding immediately prior to the effectiveness of the Transaction converted into the right to receive one warrant of PubCo, with PubCo assuming SilverBox’s obligations under the existing warrant agreement;
●	Certain existing members of the Company (“Continuing Unitholders”), including certain directors and officers of the Company, received a combination of cash consideration and an aggregate of 139,106,323 common units in the Company and a corresponding number of shares of PubCo’s Class B common stock (the “PubCo Class B Common Stock”), representing an aggregate value of $1,391,000 which shares of PubCo Class B Common Stock have no economic rights but entitle the holders thereof to vote on all matters on which stockholders of PubCo are entitled to vote generally and 21,241,250 restricted common units in the Company, which are subject to performance-based vesting conditions.
●	Entered into a Tax Receivable Agreement whereby PubCo will be required to pay the Continuing Unitholders 85 % of the tax savings that the PubCo realizes as a result of increases in tax basis in the Company assets resulting from the redemption of existing preferred units of the Company and a portion of the Common Units for the consideration paid pursuant to the Business Combination Agreement, the future exchange of Common Units for shares of PubCo Class A Common Stock or cash.
●	The Company’s Credit Facility borrowings of $8,000 were paid off.
●	The Company repaid $15,000 outstanding on the Promissory Note and the Promissory Note was terminated.
●	The Company’s Series A preferred units were redeemed for $134,698 including $8,265 of redemption premium that was placed in an escrow account. The remaining $26,203 of Series A preferred units were exchanged for an aggregate amount of PIPE Shares, which represented SilverBox Class C Common Stock prior to the close of the Transaction.
●	Net cash proceeds from the Transaction after repayment of outstanding debt was $126,810 and after paying $29,464 of transaction related expenses on behalf of the Company and SilverBox.

The Transaction was accounted for as a reverse recapitalization with SilverBox as the acquired company. Operations prior to the Transaction will be those of the Company. Following the closing of the Transaction, PubCo holds limited liability company interests in the Company and is the sole managing member of the Company.

In March 2022, PubCo entered into a Guaranty Agreement to guaranty payment of all the Company’s outstanding mortgage loans, Equipment financing loan, the Retail Facility, and the Credit Facility.

In March 2022, the First Tier Vesting Event occurred, as a result of which 694,062 shares of Series C-1 Common Stock were exchanged for 694,062 shares of PubCo Class A Common Stock and 9,926,563 Restricted Common Units were converted into Common Units and the Company issued 9,926,563 shares of PubCo Class B Common Stock to the holders thereof.

Other than those noted above, no other material subsequent events have occurred.

CIK 001836707 SBEA Merger Sub LLC
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement other than noted below.

On February 9, 2022, the Company completed its Business Combination Agreement with Authentic Brands, LLC, a Delaware limited liability company and the indirect parent of Black Rifle Coffee Company LLC, a Delaware limited liability company (“BRCC”).

Concurrent with the completion of the Business Combination all shares of the Class B common stock automatically converted into Class A common stock. See Note 1 for details of the transaction.